Federated Hermes MDT Large Cap Value ETF
Portfolio of Investments
May 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—7.7%
12,593		Alphabet, Inc., Class A	$ 4,789,622
18,966		AT&T, Inc.	470,357
4,428	[1]	Charter Communications, Inc.	637,853
5,000		Fox Corp.	319,600
948		Meta Platforms, Inc.	599,619
11,864		Verizon Communications, Inc.	567,218
		TOTAL	7,384,269
		Consumer Discretionary—8.1%
25,824		Advance Auto Parts, Inc.	1,555,638
9,210	[1]	Amazon.com, Inc.	2,492,594
1		Booking Holdings, Inc.	168
11,057	[1]	Capri Holdings Ltd.	204,665
3,755	[1]	Five Below, Inc.	853,737
11,807		General Motors Co.	982,815
9,296	[1]	Lululemon Athletica, Inc.	1,219,449
4		McDonald’s Corp.	1,117
1,071		TJX Cos., Inc.	165,737
671	[1]	Ulta Beauty, Inc.	341,438
		TOTAL	7,817,358
		Consumer Staples—5.7%
5,026		Altria Group, Inc.	349,709
7,937		Kimberly-Clark Corp.	774,651
6,366		Kroger Co.	395,647
14,728	[1]	Maplebear, Inc.	586,174
4,486		Molson Coors Beverage Company, Class B	177,332
6,495		PepsiCo, Inc.	936,514
4,593		Philip Morris International, Inc.	814,706
12,790		WalMart, Inc.	1,480,443
		TOTAL	5,515,176
		Energy—5.4%
2,999		Cheniere Energy, Inc.	674,355
8,086		Devon Energy Corp.	359,746
1,149		DT Midstream, Inc.	160,837
10,932		EOG Resources, Inc.	1,458,110
6,227		Exxon Mobil Corp.	904,534
3,807		Marathon Petroleum Corp.	947,068
2,540		Phillips 66	446,735
985		TechnipFMC PLC	67,394
1,877		Williams Cos., Inc.	133,999
		TOTAL	5,152,778
		Financials—19.3%
3,252		Ameriprise Financial, Inc.	1,449,449
12,240		Bank of New York Mellon Corp.	1,706,623
224	[1]	Berkshire Hathaway, Inc., Class B	106,284
7,021		Charles Schwab Corp.	613,284
7,577		Fidelity National Financial, Inc.	358,771
38,751	[1]	Fiserv, Inc.	2,191,757

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
9,659		Interactive Brokers Group, Inc., Class A	$ 840,043
7,341		JPMorgan Chase & Co.	2,197,235
2,339		Morgan Stanley	486,512
6,760		Northern Trust Corp.	1,118,442
5,349		Popular, Inc.	794,487
6		Principal Financial Group, Inc.	622
15,500		Prudential Financial, Inc.	1,559,920
11,427		State Street Corp.	1,778,498
7,257		The Hartford Insurance Group, Inc.	922,582
8,596		The Travelers Cos., Inc.	2,509,086
		TOTAL	18,633,595
		Health Care—11.6%
28		Abbott Laboratories	2,397
6,930		AbbVie, Inc.	1,508,800
3,836	[1]	Align Technology, Inc.	671,108
2,465		Amgen, Inc.	830,187
1,332	[1]	Biogen, Inc.	261,072
2,763		Cardinal Health, Inc.	543,759
13,698		Dentsply Sirona, Inc.	143,418
11,507	[1]	Elanco Animal Health, Inc.	274,442
5,568		Gilead Sciences, Inc.	748,506
634		Humana, Inc.	193,636
6,746	[1]	Illumina, Inc.	1,099,328
4,411	[1]	Incyte Genomics, Inc.	426,720
6,498		Johnson & Johnson	1,464,194
2,758	[1]	Moderna, Inc.	130,150
1,412		Regeneron Pharmaceuticals, Inc.	868,069
757		Teleflex, Inc.	97,381
2,266		UnitedHealth Group, Inc.	861,783
2,865	[1]	Veeva Systems, Inc.	499,484
7,671		Zoetis, Inc.	595,960
		TOTAL	11,220,394
		Industrials—13.7%
1,091		3M Co.	167,065
9,483		Allison Transmission Holdings, Inc.	1,076,605
3,692	[1]	Copart, Inc.	120,987
1,138		Eaton Corp. PLC	455,883
2,583		Emerson Electric Co.	371,487
445		GE Aerospace	144,073
1,424		GE Vernova, Inc.	1,378,888
1,884	[1]	Generac Holdings, Inc.	523,582
3,087		General Dynamics Corp.	1,070,633
3,214		Johnson Controls International PLC	430,869
1,582		Lockheed Martin Corp.	839,172
6,569		Manpower, Inc.	207,777
641		Northrop Grumman Corp.	361,319
3,043		Otis Worldwide Corp.	215,566
5,395		RTX Corp.	969,266
14,130		Southwest Airlines Co.	606,883
3,235	[1]	SPX Technologies, Inc.	700,895
1,846		Trane Technologies PLC	833,100
602		TransDigm, Inc.	757,509

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
1,317		Union Pacific Corp.	$ 345,897
3,009	[1]	United Airlines Holdings, Inc.	345,433
14,239		Veralto Corp.	1,170,873
543		Waste Management, Inc.	114,823
		TOTAL	13,208,585
		Information Technology—17.9%
8,584		Accenture PLC	1,605,809
175	[1]	Advanced Micro Devices, Inc.	90,317
3,263		Analog Devices, Inc.	1,350,393
1,680		Applied Materials, Inc.	756,101
14,359		Cisco Systems, Inc.	1,729,111
10,208	[1]	DXC Technology Co.	101,161
1,376	[1]	GoDaddy, Inc.	118,102
27,567		Hewlett Packard Enterprise Co.	1,186,484
1,136		IBM Corp.	338,301
9,673	[1]	Intel Corp.	1,109,300
3,728		Micron Technology, Inc.	3,619,888
2,193		NetApp, Inc.	382,218
1,139		Qnity Electronics, Inc.	177,684
2,872		Qualcomm, Inc.	720,929
1		Salesforce, Inc.	191
263	[1]	Sandisk Corp.	445,780
6,173		Skyworks Solutions, Inc.	480,568
3,049		TD SYNNEX Corp.	796,643
978		Teradyne, Inc.	366,075
4,715		Texas Instruments, Inc.	1,441,281
502		Western Digital Corp.	266,667
1,182	[1]	Zoom Communications, Inc.	120,079
		TOTAL	17,203,082
		Materials—3.2%
5,682		Alcoa Corp.	441,151
15,022		Celanese Corp.	798,119
8,291		FMC Corp.	113,255
9,215		Newmont Corp.	1,011,899
6,283		PPG Industries, Inc.	709,853
		TOTAL	3,074,277
		Real Estate—2.8%
2,123	[1]	CBRE Group, Inc.	265,460
7,859		Gaming and Leisure Properties, Inc.	369,137
20,139		Kilroy Realty Corp.	690,164
3,302		SBA Communications, Corp.	670,834
9,342		SL Green Realty Corp.	424,127
1,510		Welltower, Inc.	310,048
		TOTAL	2,729,770
		Utilities—4.0%
941		American Electric Power Co., Inc.	119,196
6,692		Consolidated Edison Co.	706,876
8,310		Duke Energy Corp.	1,019,886
5,558		Edison International	388,727

Shares		Value
	COMMON STOCKS—continued
	Utilities—continued
35,293	Exelon Corp.	$ 1,610,773
	TOTAL	3,845,458
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $84,551,334)	95,784,742
	OTHER ASSETS AND LIABILITIES - NET—0.6%[2]	539,677
	NET ASSETS—100%	$96,324,419

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.